Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (3,378,856)	$ (1,718,690)	$ (5,270,483)	$ (2,753,642)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	831	909	3,403	4,823
Share-based compensation	171,569	28,139	231,607	163,432
Non-cash interest expense	30,623	30,288	122,833	133,476
Non-cash expense - issuance of stock for services			8,100	0
Change in fair value of derivative	2,883,334	1,285,166	3,388,166	1,014,836
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,849	34,771	62,225	(60,226)
Accounts payable	33,512	28,535	(91,481)	(344,602)
Accrued expenses	25,447	29,338	40,902	137,960
Unearned revenue	(10,102)	500,000	979,388	0
Net cash provided by (used in) operating activities	(237,793)	218,456	(525,340)	(1,703,943)
Investing activities:
Purchase of property and equipment			(1,076)	(13,320)
Net cash used in investing activities			(1,076)	(13,320)
Financing activities:
Proceeds from sale of common stock and issuance of warrants			0	2,500,000
Net proceeds from issuance of debt			0	55,000
Net cash provided by financing activities			0	2,555,000
Net (decrease) increase in cash and cash equivalents	(237,793)	218,456	(526,416)	837,737
Cash and cash equivalents at beginning of period	317,627	844,043	844,043	6,306
Cash and cash equivalents at end of period	$ 79,834	$ 1,062,499	$ 317,627	$ 844,043